Share-based compensation	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation [Text Block]

25. Share-based compensation

Share options

The Company and its subsidiary, Osisko Development, offer a share option plan (the "Plans") to their directors, officers, management, employees and consultants. Options may be granted at an exercise price determined by the respective Board of Directors but shall not be less than the closing market price of the common shares of the Company on the TSX on the day prior to their grant. No participant shall be granted an option which exceeds 5% of the issued and outstanding shares of the issuer at the time of granting of the option. The number of common shares issued to insiders of the issuer within one year and issuable to the insiders at any time under the Plans or combined with all other share compensation arrangements, cannot exceed 8% (10% under Osisko Development's plan) of the issued and outstanding common shares of the related issuer. The duration and the vesting period are determined by the Board of Directors. However, the expiry date may not exceed 7 years (10 years under Osisko Development's plan) after the date of granting.

Osisko Gold Royalties Ltd

The following table summarizes information about the movement of the share options outstanding under the Osisko's plan:

	2020		2019
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		$		$
Balance - January 1	4,939,344	14.40	4,305,980	14.49
Granted (i)	1,201,100	13.51	1,292,200	13.51
Issued - Barkerville replacement share options (ii)	—	—	1,005,478	14.89
Exercised	(673,470)	11.27	(1,504,515)	14.29
Forfeited	(341,300)	13.61	(151,800)	13.74
Expired	(884,805)	16.56	(7,999)	15.80
Balance - December 31	4,240,869	14.22	4,939,344	14.40
Options exercisable - December 31	2,208,070	14.96	2,988,713	14.87

(i) Options were granted to officers, management, employees and/or consultants.

(ii) Share options issued as replacement share options following the acquisition of Barkerville (Note 9).

The weighted average share price when share options were exercised during the year ended December 31, 2020 was $14.83 ($16.24 for the year ended December 31, 2019).

The following table summarizes the Osisko's share options outstanding as at December 31, 2020:

		Options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

9.83 - 12.97	888,414	12.70	3.3	489,580	12.66
13.10 - 14.78	2,505,546	13.55	3.0	901,581	13.56
15.97 - 18.07	763,014	16.79	1.5	733,014	16.82
24.72 - 27.77	83,895	27.12	1.1	83,895	27.12
	4,240,869	14.22	2.8	2,208,070	14.96

The options, when granted, are accounted for at their fair value determined by the Black-Scholes option pricing model based on the vesting period and on the following weighted average assumptions:

	2020	2019
Dividend per share	1%	1%
Expected volatility	39%	34%
Risk-free interest rate	0.3%	2%
Expected life	46 months	49 months
Weighted average share price	$13.51	$13.51
Weighted average fair value of options granted	$3.56	$3.41

The expected volatility was estimated using Osisko's historical data from the date of grant and for a period corresponding to the expected life of the options. Share options are exercisable at the closing market price of the common shares of the Company on the day prior to their grant.

The fair value of the share options is recognized as compensation expense over the vesting period. In 2020, the total share-based compensation related to share options granted under the Osisko's plan on the consolidated statements of income (loss) amounted to $2.8 million ($2.9 million in 2019), including $0.3 million capitalized to mining assets and plant and equipment.

Osisko Development Corp.

In 2020, 1,199,100 share options were granted under the Osisko Development's plan at an exercise price of $7.62. As at December 31, 2020, no options were exercisable and the remaining contractual life of these options, which vest over 3 years starting two years after the grant, was 5.0 years.

The options, when granted, are accounted for at their fair value determined by the Black-Scholes option pricing model based on the vesting period and on the following weighted average assumptions:

2020
Dividend per share	—
Expected volatility	63%
Risk-free interest rate	0.4%
Expected life	48 months
Weighted average share price	$7.62
Weighted average fair value of options granted	$3.64

The expected volatility was estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the options.

The fair value of the share options is recognized as compensation expense over the vesting period. In 2020, the total share-based compensation related to share options granted under the Osisko Development plan on the consolidated statement of income (loss) was insignificant.

Deferred and restricted share units

The Company and its subsidiary, Osisko Development, offer a DSU plan and a RSU plan, which allow DSU and RSU to be granted to directors, officers and employees as part of their long-term compensation package. Under the plans, payments may be settled in the form of common shares, cash or a combination of common shares and cash, at the sole discretion of the issuer.

Osisko Gold Royalties Ltd

The following table summarizes information about the movement of the DSU and RSU outstanding under the Osisko's plan:

	2020		2019
	DSU(i) (equity)	RSU(ii) (equity)	DSU (cash)	DSU(i) (equity)	RSU (cash)	RSU(ii) (equity)

Balance - January 1	325,207	1,190,038	317,209	—	3,046	848,759
Granted	97,995	504,560	—	66,000	—	592,300
Reinvested dividends	5,558	17,143	2,352	2,529	23	14,600
Settled	(20,196)	(365,399)	(37,185)	(16,866)	(3,069)	(176,704)
Transfer from cash-settled to equity-settled (iii)	—	—	(282,376)	282,376	—	—
Forfeited	—	(103,440)	—	(8,832)	—	(88,917)
Balance - December 31	408,564	1,242,902	—	325,207	—	1,190,038
Balance - Vested	309,862	—	—	267,565	—	70,320

(i) Unless otherwise decided by the board of directors of the Company, the DSU vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, to each director when he or she leaves the board or is not re-elected. The value of the payout is determined by multiplying the number of DSU expected to be vested at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities. The DSU granted in 2020 have a weighted average value of $12.35 per DSU ($13.61 per DSU in 2019).

(ii) On December 31, 2019, 150,000 RSU were granted to an officer (with a value of $12.70 per RSU) and will vest and be payable in equal tranches over a three-year period (1/3 per year), in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company. An additional 75,000 RSU were also granted (with a value of $12.70 per RSU) and vested during the three months ended March 31, 2020 following the acquisition by the officer of a total of 75,000 common shares of the Company. A total of 34,852 common shares were issued to the officer (after deducting the income taxes payable on the benefit earned by the employee that must be remitted by the Company to the tax authorities). The remaining RSU vest and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, three years after the grant date, one half of which depends on the achievement of certain performance measures.

The value of the payout is determined by multiplying the number of RSU expected to be vested at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period and is adjusted in function of the applicable terms for the performance-based components, when applicable. On the settlement date, one common share is issued for each RSU, after deducting any income taxes payable on the benefit earned by the employee that must be remitted by the Company to the tax authorities. The RSU granted in 2020 have a weighted average value of $13.56 per RSU ($13.61 per RSU in 2019).

(iii) In May 2019, following an amendment to the DSU Plan, all outstanding DSU were transferred from cash-settled to equity-settled as the Company now intends to settle these DSU in equity instead of cash. The Company has reclassified the fair value at the date of transfer from provisions and other liabilities to contributed surplus.

The total share-based compensation expense related to the Osisko's DSU and RSU plans in 2020 amounted to $6.8 million ($5.4 million in 2019), including $0.6 million capitalized to mining assets and plant and equipment expenses (nil in 2019).

Based on the closing price of the common shares at December 31, 2020 ($16.13), and considering a marginal income tax rate of 53.3%, the estimated amount that Osisko is expected to transfer to the tax authorities to settle the employees' tax obligations related to the vested RSU and DSU to be settled in equity amounts to $2.7 million ($2.3 million as at December 31, 2019) and to $14.2 million based on all RSU and DSU outstanding ($10.2 million as at December 31, 2019).

Osisko Development Corp.

In 2020, 170,620 DSU were granted under the Osisko Development's plan. The DSU granted will vest the day prior to the annual general meeting to be held in 2022. The value of the payout is determined by multiplying the number of DSU expected to be vested at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities. The DSU granted in 2020 have a weighted average value of $7.62 per DSU.

The total share-based compensation expense related to the Osisko Development's DSU plan in 2020 was insignificant.

Based on the closing price of the common shares at December 31, 2020 ($7.59), and considering a marginal income tax rate of 53.3%, the estimated amount that Osisko Development is expected to transfer to the tax authorities to settle the employees' tax obligations related to the DSU outstanding amounts to $0.7 million. No RSU were granted in 2020.